Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Reconciliation of Expected Provision for Income Tax Expense/Recovery

The reconciliation of the expected provision for income tax expense/recovery to the actual provision for income tax recovery/expense reported in the consolidated statements of operations and comprehensive earnings/loss for the years ended December 31, 2014 and 2013 is as follows:

	2014	2,013
Earnings (loss) before income taxes	$20,624	$(18,172)
Expected income tax expense (recovery) at Canadian statutory income tax rate of 26.5% (2013 - 26.5%)	5,465	(4,815)
Permanent differences	2,814	1,126
Effect of change in tax rates	-	90
Effect of unused tax credits	-	667
Foreign withholding taxes paid	212	84
Foreign rate differential	(918)	(588)
Increase in valuation allowance	3,340	3,357
Provision for (recovery of) income tax expense	$10,913	$(79)

Significant Components of Future Income Tax Assets and Liabilities

The significant components of the Company’s future income tax assets and liabilities as at December 31, 2014 and 2013 are as follows:

	2014	2013
Tax loss carryforwards	$29,731	$32,981
Scientific research and experimental development ("SR&ED") carryforwards	5,251	5,345
Share issue costs	213	497
Investment tax credits	4,571	4,571
Accounts payable and accrued liabilities	2,559	3,102
Difference between tax and book value of finance obligations	(693)	(985)
Difference between tax and book value of capital and intangible assets	(6,758)	(7,694)
Difference between tax and book value of loan receivable	36	42
Total future income tax asset	34,910	37,859
Valuation allowance	(14,323)	(10,983)
Net future income tax asset	$20,587	$26,876

Summary of Tax Losses and Scientific Research and Experimental Development Expenditure

As at December 31, 2014, the Company had unused non-capital tax losses of approximately $92,396 (2013 - $108,283) and SR&ED expenditure pool totaling $19,813 (2013 - $20,198) that are due to expire as follows:

	SR&ED Expenditure Pool	Tax Losses
2021	$-	$203
2022	-	603
2023	-	616
2024	-	-
2025	-	-
2026	-	-
2027	-	1
2028	-	10
2029	-	29,578
2030	-	5,468
2031	-	8,602
2032	-	35,755
2033	-	11,560
Indefinite	19,813	-
	$19,813	$92,396

Reconciliation of Beginning and Ending Amounts of Unrecognized Income Tax Benefits

A reconciliation of the beginning and ending amounts of uncertain income tax benefits for the years ended December 31, 2014 and 2013 is as follows:

	2014	2013
Balance at January 1	$-	$-
Tax postions related to current year:
Additions	-	-
Reductions	-	-
Tax postions related to prior years:
Additions	-	-
Reductions	-	-
Balance at December 31	$-	$-